Fair values of financial instruments not carried at fair value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
	2023				2022[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	72,164	26,482	2,050	100,696	52,493	24,647	2,738	79,878
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,008	9,178	2,882	19,068	6,183	6,380	3,318	15,881
Derivatives	428	171,865	1,823	174,116	2,296	221,205	1,737	225,238
Financial investments	25,857	10,743	907	37,507	19,007	8,902	1,447	29,356
Liabilities
Trading liabilities	29,791	12,233	252	42,276	26,258	14,592	415	41,265
Financial liabilities designated at fair value	992	27,595	3,958	32,545	933	23,888	2,461	27,282
Derivatives	994	168,145	2,335	171,474	1,744	214,645	2,478	218,867
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 31 Dec 2023
Transfers from Level 1 to Level 2	26	252	—	—	4	—	—
Transfers from Level 2 to Level 1	121	408	—	—	41	—	—

At 31 Dec 2022
Transfers from Level 1 to Level 2	126	1,194	—	39	—	—	—
Transfers from Level 2 to Level 1	189	682	—	32	—	—	—

Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are normally attributable to observability of valuation inputs and price transparency.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial Investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	66	1	2,656	—	2,723	8	1	—	9
Asset-backed securities	160	97	6	—	263	—	—	—	—
Structured notes	—	—	—	—	—	—	3,490	—	3,490
Derivatives	—	—	—	1,823	1,823	—	—	2,335	2,335
Other portfolios	681	1,952	220	—	2,853	244	467	—	711
At 31 Dec 2023	907	2,050	2,882	1,823	7,662	252	3,958	2,335	6,545

Private equity including strategic investments	85	59	3,058	—	3,202	104	—	—	104
Asset-backed securities	275	170	78	—	523	—	—	—	—
Structured notes	—	—	—	—	—	—	2,461	—	2,461
Derivatives	—	—	—	1,737	1,737	—	—	2,478	2,478
Other portfolios	1,087	2,509	182	—	3,778	311	—	—	311
At 31 Dec 2022	1,447	2,738	3,318	1,737	9,240	415	2,461	2,478	5,354
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial Investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	1,447	2,738	3,318	1,737	415	2,461	2,478
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(1)	189	8	851	(268)	60	1,008
– net income from financial instruments held for trading or managed on a fair value basis	—	189	—	851	(268)	—	1,008
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	8	—	—	60	—
– gains less losses from financial investments at fair value through other comprehensive income	(1)	—	—	—	—	—	—
Total total gains or losses recognised in other comprehensive income (‘OCI’)[1]	(1)	(28)	(92)	(2)	—	(8)	(5)
– financial investments: fair value total gains or losses	29	—	—	—	—	—	—
– exchange differences	(30)	(28)	(92)	(2)	—	(8)	(5)
Purchases	51	1,004	305	—	233	—	—
New issuances	—	1	—	—	2	3,005	—
Sales	(213)	(1,675)	(484)	—	(253)	(2)	—
Settlements	(38)	(79)	(72)	(1,009)	138	(1,169)	(1,295)
Transfers out	(451)	(561)	(120)	(233)	(30)	(660)	(339)
Transfers in	113	461	19	479	15	271	488
At 31 Dec 2023	907	2,050	2,882	1,823	252	3,958	2,335
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	—	—	(75)	520	—	(217)	(823)
– trading income/(expense) excluding net interest income	—	—	—	520	—	—	(823)
– net income/(expense) from other financial instruments designated at fair value	—	—	(75)	—	—	(217)	—

At 1 Jan 2022	1,387	1,344	3,171	1,816	580	2,121	2,454
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(6)	(415)	(84)	564	(223)	(638)	723
– net income from financial instruments held for trading or managed on a fair value basis	—	(415)	—	564	(223)	—	723
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(84)	—	—	(638)	—
– gains less losses from financial investments at fair value through other comprehensive income	(6)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(145)	12	238	3	1	29	17
– financial investments: fair value gains/(losses)	(232)	—	—	—	—	—	—
– exchange differences	87	12	238	3	1	29	17
Purchases	601	2,067	562	—	151	—	—
New issuances	—	—	—	—	7	1,705	—
Sales	(142)	(716)	(594)	—	(120)	(78)	—
Settlements	(90)	(323)	(51)	(731)	(407)	(575)	(701)
Transfers out	(199)	(283)	(2)	(473)	(15)	(564)	(582)
Transfers in	41	1,052	78	558	441	461	567
At 31 Dec 2022	1,447	2,738	3,318	1,737	415	2,461	2,478
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	—	(5)	49	565	2	30	2,339
– trading income/(expense) excluding net interest income	—	(5)	—	565	2	—	2,339
– net income from other financial instruments designated at fair value	—	—	49	—	—	30	—
1    Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m
At 31 Dec 2023
Assets
Loans and advances to banks	14,371	—	14,371	—	14,371
Loans and advances to customers	75,491	—	—	74,904	74,904
Reverse repurchase agreements – non-trading	73,494	—	73,494	—	73,494
Financial investments – at amortised cost	8,861	7,173	1,660	4	8,837
Liabilities
Deposits by banks	22,943	—	22,950	—	22,950
Customer accounts	222,941	—	223,067	—	223,067
Repurchase agreements – non-trading	53,416	—	53,416	—	53,416
Debt securities in issue	13,443	—	13,320	138	13,458
Subordinated liabilities	14,920	—	15,219	—	15,219

At 31 Dec 2022
Assets
Loans and advances to banks	17,109	—	17,112	—	17,112
Loans and advances to customers	72,614	—	—	72,495	72,495
Reverse repurchase agreements – non-trading	53,949	—	53,949	—	53,949
Financial investments – at amortised cost	3,248	2,336	848	8	3,192
Liabilities
Deposits by banks	20,836	—	20,900	—	20,900
Customer accounts	215,948	—	215,955	—	215,955
Repurchase agreements – non-trading	32,901	—	32,901	—	32,901
Debt securities in issue	7,268	—	7,124	132	7,256
Subordinated liabilities	14,528	—	14,434	—	14,434

Fair values of selected financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m
At 31 Dec 2023
Assets
Loans and advances to banks	8,103	—	8,103	—	8,103
Loans and advances to customers	13,345	—	—	12,902	12,902
Reverse repurchase agreements – non-trading	—	—	—	—	—
Liabilities
Deposits by banks	—	—	—	—	—
Customer accounts	17,587	—	17,587	—	17,587
Debt securities in issue	1,080	—	1,066	—	1,066

At 31 Dec 2022
Assets
Loans and advances to banks	127	—	131	—	131
Loans and advances to customers	21,067	—	—	19,481	19,481
Reverse repurchase agreements – non-trading	208	—	208	—	208
Liabilities
Deposits by banks	2	—	2	—	2
Customer accounts	20,478	—	20,393	—	20,393
Debt securities in issue	1,100	—	1,100	—	1,100

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
	2023				2022[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	72,164	26,482	2,050	100,696	52,493	24,647	2,738	79,878
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,008	9,178	2,882	19,068	6,183	6,380	3,318	15,881
Derivatives	428	171,865	1,823	174,116	2,296	221,205	1,737	225,238
Financial investments	25,857	10,743	907	37,507	19,007	8,902	1,447	29,356
Liabilities
Trading liabilities	29,791	12,233	252	42,276	26,258	14,592	415	41,265
Financial liabilities designated at fair value	992	27,595	3,958	32,545	933	23,888	2,461	27,282
Derivatives	994	168,145	2,335	171,474	1,744	214,645	2,478	218,867
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 31 Dec 2023
Transfers from Level 1 to Level 2	26	252	—	—	4	—	—
Transfers from Level 2 to Level 1	121	408	—	—	41	—	—

At 31 Dec 2022
Transfers from Level 1 to Level 2	126	1,194	—	39	—	—	—
Transfers from Level 2 to Level 1	189	682	—	32	—	—	—

Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are normally attributable to observability of valuation inputs and price transparency.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial Investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	66	1	2,656	—	2,723	8	1	—	9
Asset-backed securities	160	97	6	—	263	—	—	—	—
Structured notes	—	—	—	—	—	—	3,490	—	3,490
Derivatives	—	—	—	1,823	1,823	—	—	2,335	2,335
Other portfolios	681	1,952	220	—	2,853	244	467	—	711
At 31 Dec 2023	907	2,050	2,882	1,823	7,662	252	3,958	2,335	6,545

Private equity including strategic investments	85	59	3,058	—	3,202	104	—	—	104
Asset-backed securities	275	170	78	—	523	—	—	—	—
Structured notes	—	—	—	—	—	—	2,461	—	2,461
Derivatives	—	—	—	1,737	1,737	—	—	2,478	2,478
Other portfolios	1,087	2,509	182	—	3,778	311	—	—	311
At 31 Dec 2022	1,447	2,738	3,318	1,737	9,240	415	2,461	2,478	5,354
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial Investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	1,447	2,738	3,318	1,737	415	2,461	2,478
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(1)	189	8	851	(268)	60	1,008
– net income from financial instruments held for trading or managed on a fair value basis	—	189	—	851	(268)	—	1,008
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	8	—	—	60	—
– gains less losses from financial investments at fair value through other comprehensive income	(1)	—	—	—	—	—	—
Total total gains or losses recognised in other comprehensive income (‘OCI’)[1]	(1)	(28)	(92)	(2)	—	(8)	(5)
– financial investments: fair value total gains or losses	29	—	—	—	—	—	—
– exchange differences	(30)	(28)	(92)	(2)	—	(8)	(5)
Purchases	51	1,004	305	—	233	—	—
New issuances	—	1	—	—	2	3,005	—
Sales	(213)	(1,675)	(484)	—	(253)	(2)	—
Settlements	(38)	(79)	(72)	(1,009)	138	(1,169)	(1,295)
Transfers out	(451)	(561)	(120)	(233)	(30)	(660)	(339)
Transfers in	113	461	19	479	15	271	488
At 31 Dec 2023	907	2,050	2,882	1,823	252	3,958	2,335
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	—	—	(75)	520	—	(217)	(823)
– trading income/(expense) excluding net interest income	—	—	—	520	—	—	(823)
– net income/(expense) from other financial instruments designated at fair value	—	—	(75)	—	—	(217)	—

At 1 Jan 2022	1,387	1,344	3,171	1,816	580	2,121	2,454
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(6)	(415)	(84)	564	(223)	(638)	723
– net income from financial instruments held for trading or managed on a fair value basis	—	(415)	—	564	(223)	—	723
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(84)	—	—	(638)	—
– gains less losses from financial investments at fair value through other comprehensive income	(6)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(145)	12	238	3	1	29	17
– financial investments: fair value gains/(losses)	(232)	—	—	—	—	—	—
– exchange differences	87	12	238	3	1	29	17
Purchases	601	2,067	562	—	151	—	—
New issuances	—	—	—	—	7	1,705	—
Sales	(142)	(716)	(594)	—	(120)	(78)	—
Settlements	(90)	(323)	(51)	(731)	(407)	(575)	(701)
Transfers out	(199)	(283)	(2)	(473)	(15)	(564)	(582)
Transfers in	41	1,052	78	558	441	461	567
At 31 Dec 2022	1,447	2,738	3,318	1,737	415	2,461	2,478
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	—	(5)	49	565	2	30	2,339
– trading income/(expense) excluding net interest income	—	(5)	—	565	2	—	2,339
– net income from other financial instruments designated at fair value	—	—	49	—	—	30	—
1    Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m
At 31 Dec 2023
Assets
Loans and advances to banks	14,371	—	14,371	—	14,371
Loans and advances to customers	75,491	—	—	74,904	74,904
Reverse repurchase agreements – non-trading	73,494	—	73,494	—	73,494
Financial investments – at amortised cost	8,861	7,173	1,660	4	8,837
Liabilities
Deposits by banks	22,943	—	22,950	—	22,950
Customer accounts	222,941	—	223,067	—	223,067
Repurchase agreements – non-trading	53,416	—	53,416	—	53,416
Debt securities in issue	13,443	—	13,320	138	13,458
Subordinated liabilities	14,920	—	15,219	—	15,219

At 31 Dec 2022
Assets
Loans and advances to banks	17,109	—	17,112	—	17,112
Loans and advances to customers	72,614	—	—	72,495	72,495
Reverse repurchase agreements – non-trading	53,949	—	53,949	—	53,949
Financial investments – at amortised cost	3,248	2,336	848	8	3,192
Liabilities
Deposits by banks	20,836	—	20,900	—	20,900
Customer accounts	215,948	—	215,955	—	215,955
Repurchase agreements – non-trading	32,901	—	32,901	—	32,901
Debt securities in issue	7,268	—	7,124	132	7,256
Subordinated liabilities	14,528	—	14,434	—	14,434

Fair values of selected financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m
At 31 Dec 2023
Assets
Loans and advances to banks	8,103	—	8,103	—	8,103
Loans and advances to customers	13,345	—	—	12,902	12,902
Reverse repurchase agreements – non-trading	—	—	—	—	—
Liabilities
Deposits by banks	—	—	—	—	—
Customer accounts	17,587	—	17,587	—	17,587
Debt securities in issue	1,080	—	1,066	—	1,066

At 31 Dec 2022
Assets
Loans and advances to banks	127	—	131	—	131
Loans and advances to customers	21,067	—	—	19,481	19,481
Reverse repurchase agreements – non-trading	208	—	208	—	208
Liabilities
Deposits by banks	2	—	2	—	2
Customer accounts	20,478	—	20,393	—	20,393
Debt securities in issue	1,100	—	1,100	—	1,100